Document and Entity Information	3 Months Ended
Apr. 30, 2012
Document and Entity Information
Entity Registrant Name	SPLUNK INC
Entity Central Index Key	0001353283
Document Type	S-1
Pre-Effective Amendment Number	1
Document Period End Date	Apr. 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer